Segment Information - Summary of Revenue Adjusted EBITDA and EBITDA (Parenthetical) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of operating segments [line items]
Restructuring costs	$ (1,393)	$ (3,214)	$ (2,225)	$ (3,635)